Financial assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 5,100
Write-down of financial assets	128	€ 14	€ 10
Credit Suisse Asset Management
Disclosure of financial assets [line items]
Cash proceeds received, percentage of investment			67.00%
Write-down of financial assets	€ 132
McEwen Copper
Disclosure of financial assets [line items]
Percentage of voting equity interests acquired (in percents)	19.30%
Financial receivables
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 1,600
Financial assets at amortised cost | Financial securities
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2,200
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,000
Financial assets at fair value through profit or loss | Credit note
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	600
Financial assets at fair value through other comprehensive income | Equity investments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	300
Financial assets at fair value through other comprehensive income | Equity investments | McEwen Copper
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 300